Loans (Details)					6 Months Ended
	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Loan [Abstract]
Credit facility agreement, revolving fund	$ 13,790,631	¥ 100,000,000	$ 4,137,189	¥ 30,000,000
Line of credit					$ 2,758,126	¥ 20,000,000
Line of credit, interest rate			4.50%	4.50%	4.50%	4.50%